UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio
May 31, 2018
unaudited
Bonds, notes & other debt instruments 96.77% U.S. Treasury bonds & notes 72.96% U.S. Treasury 66.15%	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2019	$40,000	$39,387
U.S. Treasury 1.375% 2019	253,000	251,462
U.S. Treasury 1.375% 2019	50,000	49,363
U.S. Treasury 1.50% 2019	136,000	135,300
U.S. Treasury 1.50% 2019	70,000	69,168
U.S. Treasury 1.625% 2019	114,800	114,232
U.S. Treasury 1.25% 2020	15,600	15,293
U.S. Treasury 1.375% 2020	36,000	35,299
U.S. Treasury 1.375% 2020	27,000	26,525
U.S. Treasury 1.375% 2020	26,548	25,853
U.S. Treasury 1.625% 2020	7,500	7,370
U.S. Treasury 1.75% 2020	56,150	55,168
U.S. Treasury 2.00% 2020	32,000	31,610
U.S. Treasury 8.75% 2020	5,255	5,962
U.S. Treasury 1.125% 2021	20,500	19,543
U.S. Treasury 1.125% 2021	—[1]	—[1]
U.S. Treasury 1.75% 2021	195,621	190,007
U.S. Treasury 2.00% 2021	145,000	141,923
U.S. Treasury 2.00% 2021	31,550	30,969
U.S. Treasury 2.25% 2021	169,300	167,602
U.S. Treasury 2.375% 2021	225,000	223,976
U.S. Treasury 8.00% 2021	3,400	4,004
U.S. Treasury 1.625% 2022	121,000	116,113
U.S. Treasury 1.625% 2022	680	651
U.S. Treasury 1.75% 2022	371,500	358,943
U.S. Treasury 1.75% 2022	132,600	128,336
U.S. Treasury 1.75% 2022	47,000	45,434
U.S. Treasury 1.75% 2022	38,000	36,688
U.S. Treasury 1.75% 2022	25,000	24,217
U.S. Treasury 1.875% 2022	489,330	475,457
U.S. Treasury 1.875% 2022	300,000	291,723
U.S. Treasury 1.875% 2022	152,000	147,493
U.S. Treasury 1.875% 2022	129,030	125,660
U.S. Treasury 1.875% 2022	89,000	86,609
U.S. Treasury 1.875% 2022	69,000	66,852
U.S. Treasury 2.00% 2022	443,000	431,234
U.S. Treasury 2.00% 2022	95,280	92,708
U.S. Treasury 2.125% 2022[2]	904,127	883,676
U.S. Treasury 1.50% 2023	57,820	54,857
U.S. Treasury 1.625% 2023	152,230	144,809
U.S. Treasury 1.625% 2023	55,000	52,373
U.S. Treasury 2.125% 2023	157,874	153,273
U.S. Treasury 2.375% 2023	68,000	67,171
U.S. Treasury 2.50% 2023	309,740	307,501
U.S. Treasury 2.50% 2023	40,720	40,360
U.S. Treasury 2.625% 2023	380,000	379,555
U.S. Government Securities Fund — Page 1 of 11

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$462,700	$464,509
U.S. Treasury 2.75% 2023	147,900	148,339
U.S. Treasury 2.125% 2024[2]	315,650	304,258
U.S. Treasury 2.25% 2024	106,700	104,120
U.S. Treasury 2.25% 2024	57,250	55,568
U.S. Treasury 2.50% 2024	96,000	94,788
U.S. Treasury 2.75% 2024	87,700	87,885
U.S. Treasury 2.75% 2025	5,000	4,997
U.S. Treasury 2.875% 2025[3]	100,000	100,688
U.S. Treasury 2.75% 2028	39,539	39,171
U.S. Treasury 6.25% 2030	5,250	7,037
U.S. Treasury 2.75% 2047[2]	134,128	127,159
U.S. Treasury 3.00% 2048	48,000	47,856
		7,738,084
U.S. Treasury inflation-protected securities 6.81%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3,4]	70,891	69,781
U.S. Treasury Inflation-Protected Security 0.25% 2025[3,4]	26,402	25,664
U.S. Treasury Inflation-Protected Security 0.375% 2025[3,4]	55,454	54,400
U.S. Treasury Inflation-Protected Security 0.125% 2026[3,4]	53,613	51,230
U.S. Treasury Inflation-Protected Security 0.50% 2028[3,4]	272,941	226,043
U.S. Treasury Inflation-Protected Security 2.125% 2041[3,4]	3,134	3,935
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3,4]	190,375	183,864
U.S. Treasury Inflation-Protected Security 0.625% 2043[3,4]	23,335	21,808
U.S. Treasury Inflation-Protected Security 1.00% 2046[3,4]	34,543	35,092
U.S. Treasury Inflation-Protected Security 0.875% 2047[3,4]	70,707	69,628
U.S. Treasury Inflation-Protected Security 1.00% 2048[3,4]	67,640	55,460
		796,905
Total U.S. Treasury bonds & notes		8,534,989
Mortgage-backed obligations 21.96% Federal agency mortgage-backed obligations 21.76%
Fannie Mae 10.50% 2018[3]	6	6
Fannie Mae 5.50% 2023[3]	418	435
Fannie Mae 6.00% 2024[3]	331	365
Fannie Mae 10.471% 2025[3]	14	14
Fannie Mae 6.00% 2026[3]	17	19
Fannie Mae 6.50% 2027[3]	608	676
Fannie Mae 6.50% 2027[3]	253	281
Fannie Mae 8.00% 2031[3]	351	391
Fannie Mae 3.00% 2036[3]	28,406	28,015
Fannie Mae 3.00% 2036[3]	15,630	15,415
Fannie Mae 4.00% 2036[3]	20,975	21,688
Fannie Mae 4.00% 2036[3]	13,328	13,780
Fannie Mae 4.00% 2036[3]	10,248	10,596
Fannie Mae 4.00% 2036[3]	4,437	4,588
Fannie Mae 4.00% 2036[3]	1,221	1,262
Fannie Mae 4.00% 2036[3]	32	33
Fannie Mae 3.00% 2037[3]	10,037	9,885
Fannie Mae 6.50% 2037[3]	137	149
Fannie Mae 6.50% 2037[3]	135	144
Fannie Mae 6.50% 2037[3]	38	43
Fannie Mae 7.00% 2037[3]	195	215
U.S. Government Securities Fund — Page 2 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2037[3]	$52	$55
Fannie Mae 7.50% 2037[3]	40	44
Fannie Mae 6.00% 2038[3]	39	40
Fannie Mae 7.00% 2038[3]	333	358
Fannie Mae 5.00% 2041[3]	1,581	1,704
Fannie Mae 5.00% 2041[3]	1,055	1,137
Fannie Mae 5.00% 2041[3]	838	904
Fannie Mae 5.00% 2041[3]	621	670
Fannie Mae 3.00% 2046[3]	22,856	22,195
Fannie Mae 3.50% 2047[3]	23,960	23,945
Fannie Mae 3.50% 2047[3]	8,835	8,827
Fannie Mae 4.00% 2047[3]	69,557	71,179
Fannie Mae 4.00% 2047[3]	30,981	31,732
Fannie Mae 4.00% 2047[3]	23,802	24,357
Fannie Mae 3.00% 2048[3,5]	61,000	59,129
Fannie Mae 4.00% 2048[3,5]	50,658	51,750
Fannie Mae 4.00% 2048[3,5]	35,342	36,055
Fannie Mae 4.50% 2048[3,5]	496,220	516,311
Fannie Mae 4.50% 2048[3]	180,737	189,839
Fannie Mae 4.50% 2048[3]	117,738	123,658
Fannie Mae 4.50% 2048[3,5]	88,480	92,214
Fannie Mae 4.50% 2048[3]	47,747	50,144
Fannie Mae 5.00% 2048[3]	26,237	27,875
Fannie Mae, Series 2001-4, Class NA, 9.192% 2025[3,6]	7	8
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[3]	218	230
Fannie Mae, Series 2001-20, Class E, 9.568% 2031[3,6]	3	3
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.240% 2036[3,6]	720	716
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[3,6]	225	243
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	917	780
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	535	449
Freddie Mac 10.00% 2025[3]	20	20
Freddie Mac 4.00% 2036[3]	204	212
Freddie Mac 5.00% 2041[3]	3,643	3,925
Freddie Mac 3.50% 2046[3]	5,720	5,722
Freddie Mac 3.50% 2047[3]	31,059	30,980
Freddie Mac 3.50% 2047[3]	24,085	24,020
Freddie Mac 3.50% 2047[3]	23,297	23,237
Freddie Mac 3.50% 2047[3]	14,822	14,786
Freddie Mac 3.50% 2047[3]	5,503	5,489
Freddie Mac 3.00% 2048[3,5]	12,300	11,917
Freddie Mac 4.00% 2048[3,5]	66,870	68,214
Freddie Mac 4.50% 2048[3,5]	100,000	104,344
Freddie Mac 4.50% 2048[3,5]	9,500	9,897
Freddie Mac Pool #1H1354 3.445% 2036[3,6]	368	387
Freddie Mac Pool #760014 2.982% 2045[3,6]	5,402	5,403
Freddie Mac, Series 2289, Class NA, 10.055% 2020[3,6]	3	3
Freddie Mac, Series 2289, Class NB, 9.00% 2022[3,6]	6	6
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.319% 2023[3,6]	6	6
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 2.169% 2036[3,6]	1,284	1,293
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[3]	3,185	3,127
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,6]	20,965	20,888
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[3]	1,082	918
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	478	401
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	407	363
U.S. Government Securities Fund — Page 3 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[3]	$40,324	$39,191
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[3,6]	36,595	35,778
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	37,645	36,801
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[3,6]	9,760	9,316
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	7,543	7,431
Government National Mortgage Assn. 10.00% 2019[3]	9	9
Government National Mortgage Assn. 10.00% 2021[3]	16	16
Government National Mortgage Assn. 6.50% 2029[3]	418	464
Government National Mortgage Assn. 6.50% 2032[3]	603	660
Government National Mortgage Assn. 6.50% 2037[3]	231	257
Government National Mortgage Assn. 5.50% 2038[3]	282	305
Government National Mortgage Assn. 5.50% 2038[3]	30	31
Government National Mortgage Assn. 6.00% 2038[3]	384	422
Government National Mortgage Assn. 6.50% 2038[3]	249	259
Government National Mortgage Assn. 6.50% 2038[3]	203	212
Government National Mortgage Assn. 6.50% 2038[3]	133	147
Government National Mortgage Assn. 6.50% 2038[3]	48	54
Government National Mortgage Assn. 4.00% 2039[3]	480	494
Government National Mortgage Assn. 4.00% 2039[3]	54	56
Government National Mortgage Assn. 5.00% 2039[3]	963	1,032
Government National Mortgage Assn. 6.00% 2039[3]	2,130	2,365
Government National Mortgage Assn. 6.50% 2039[3]	672	744
Government National Mortgage Assn. 4.50% 2040[3]	870	915
Government National Mortgage Assn. 5.00% 2040[3]	150	158
Government National Mortgage Assn. 5.00% 2040[3]	121	127
Government National Mortgage Assn. 5.50% 2040[3]	3,394	3,707
Government National Mortgage Assn. 3.50% 2041[3]	833	826
Government National Mortgage Assn. 4.00% 2041[3]	228	228
Government National Mortgage Assn. 4.50% 2041[3]	10,994	11,479
Government National Mortgage Assn. 5.00% 2041[3]	5,717	6,017
Government National Mortgage Assn. 5.00% 2041[3]	91	97
Government National Mortgage Assn. 5.50% 2041[3]	294	303
Government National Mortgage Assn. 5.50% 2041[3]	226	233
Government National Mortgage Assn. 5.50% 2041[3]	74	76
Government National Mortgage Assn. 6.50% 2041[3]	1,199	1,302
Government National Mortgage Assn. 3.50% 2042[3]	533	536
Government National Mortgage Assn. 4.00% 2042[3]	3,109	3,165
Government National Mortgage Assn. 4.00% 2042[3]	1,759	1,791
Government National Mortgage Assn. 3.50% 2043[3]	3,716	3,735
Government National Mortgage Assn. 4.00% 2046[3]	7,361	7,492
Government National Mortgage Assn. 3.50% 2048[3,5]	100,000	100,484
Government National Mortgage Assn. 4.00% 2048[3,5]	117,900	120,815
Government National Mortgage Assn. 4.00% 2048[3]	74,832	76,906
Government National Mortgage Assn. 4.00% 2048[3,5]	12,500	12,791
Government National Mortgage Assn. 4.50% 2048[3,5]	195,500	203,049
Government National Mortgage Assn. 4.50% 2048[3,5]	25,000	26,002
Government National Mortgage Assn. 6.216% 2058[3]	495	529
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 2033[3]	909	945
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.412% 2060[3,6]	18,348	18,628
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.535% 2061[3,6]	12,087	149
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.723% 2062[3,6]	16,855	188
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 1.688% 2020[3,6]	355	356
U.S. Government Securities Fund — Page 4 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.329% 2020[3,6]	$559	$560
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[3]	10,625	10,506
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[3]	7,595	7,811
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	4,709	4,746
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	1,969	2,001
		2,544,806
Federal agency bonds & notes 0.20%
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[3]	4,243	4,215
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[3]	3,500	3,505
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.191% 2023[3,6]	3,527	3,554
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.464% 2024[3,6]	6,525	6,666
Freddie Mac, Series KGRP, Class A, Multi Family, (1-month USD-LIBOR + 0.38%) 2.263% 2020[3,6]	1,847	1,851
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 2020[3]	803	804
Freddie Mac, Series K010, Class A1, Multi Family, 3.32% 2020[3]	245	246
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[3]	1,618	1,617
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[3]	1,200	1,218
		23,676
Total mortgage-backed obligations		2,568,482
Federal agency bonds & notes 1.85%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,441	1,424
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	1,385	1,368
Fannie Mae 1.25% 2021	31,600	30,243
Fannie Mae 7.125% 2030	3,000	4,146
Federal Home Loan Bank 3.375% 2023	14,160	14,604
Federal Home Loan Bank 5.50% 2036	700	913
Private Export Funding Corp. 1.45% 2019	5,250	5,197
Private Export Funding Corp. 2.25% 2020	10,000	9,954
Private Export Funding Corp. 3.55% 2024	11,150	11,536
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	128	131
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	33	33
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	204	211
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	609	627
Tennessee Valley Authority 4.65% 2035	3,930	4,545
Tennessee Valley Authority 5.88% 2036	2,750	3,658
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	8,782
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,067
TVA Southaven 3.846% 2033[3]	2,411	2,389
United States Agency for International Development, Israel (State of), Class 1-A, 5.50% 2023	5,000	5,632
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	31,382
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,179
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	5,978
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,528
United States Agency for International Development, State of Iraq, 2.149% 2022	13,330	12,986
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	6,729
United States Agency for International Development, Ukraine 1.844% 2019	2,890	2,874
United States Agency for International Development, Ukraine 1.847% 2020	20,000	19,725
United States Agency for International Development, Ukraine 1.471% 2021	11,770	11,307
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029[3]	1,549	1,561
U.S. Government Securities Fund — Page 5 of 11

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032[3]	$1,731	$1,769
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032[3]	1,365	1,422
		215,900
Total bonds, notes & other debt instruments (cost: $11,452,305,000)		11,319,371
Short-term securities 14.83%
Fannie Mae 1.67%–1.73% due 6/18/2018–6/26/2018	138,900	138,748
Federal Farm Credit Banks 1.85% due 7/31/2018	26,700	26,616
Federal Home Loan Bank 1.66%–1.90% due 6/1/2018–8/28/2018	1,135,400	1,133,648
Freddie Mac 1.74%–1.79% due 7/10/2018–7/26/2018	78,500	78,315
National Rural Utilities Cooperative Finance Corp. 1.80% due 6/8/2018	39,000	38,985
Société Générale 1.69% due 6/1/2018[7]	19,700	19,699
U.S. Treasury Bills 1.74%–1.75% due 7/12/2018–7/19/2018	300,000	299,326
Total short-term securities (cost: $1,735,379,000)		1,735,337
Total investment securities 111.60% (cost: $13,187,684,000)		13,054,708
Other assets less liabilities (11.60)%		(1,357,020)
Net assets 100.00%		$11,697,688
U.S. Government Securities Fund — Page 6 of 11

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 5/31/2018[9] (000)	Unrealized appreciation at 5/31/2018 (000)
90 Day Euro Dollar Futures	Long	5	December 2018	$1,250	$1,218	$—[1]
2 Year U.S. Treasury Note Futures	Long	9,844	October 2018	1,968,800	2,089,235	3,152
5 Year U.S. Treasury Note Futures	Long	40,242	October 2018	4,024,200	4,583,187	34,704
10 Year U.S. Treasury Note Futures	Long	11,660	September 2018	1,166,000	1,404,301	19,050
10 Year Ultra U.S. Treasury Note Futures	Long	1,706	September 2018	170,600	218,954	2,161
20 Year U.S. Treasury Bond Futures	Short	172	September 2018	(17,200)	(24,961)	41
30 Year Ultra U.S. Treasury Bond Futures	Long	126	September 2018	12,600	20,097	113
						$59,221
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2018 (000)
1.9475%	U.S. EFFR	9/26/2018	$11,690,000	$638	$—	$638
1.882%	U.S. EFFR	9/26/2018	538,500	(25)	—	(25)
1.8975%	U.S. EFFR	9/26/2018	1,416,000	(32)	—	(32)
1.8935%	U.S. EFFR	9/26/2018	1,592,000	(46)	—	(46)
1.865%	U.S. EFFR	9/26/2018	1,459,800	(106)	—	(106)
1.37%	U.S. EFFR	6/14/2019	190,000	(1,393)	—	(1,393)
1.362%	U.S. EFFR	6/21/2019	190,000	(1,431)	—	(1,431)
3-month USD-LIBOR	1.5445%	6/28/2019	190,000	1,966	—	1,966
1.351%	U.S. EFFR	6/28/2019	190,000	(1,477)	—	(1,477)
3-month USD-LIBOR	1.59851%	8/7/2019	205,000	2,282	—	2,282
2.32475%	3-month USD-LIBOR	2/9/2020	1,840,000	(9,797)	—	(9,797)
3-month USD-LIBOR	2.3774%	2/13/2020	1,560,000	6,962	—	6,962
1.997%	U.S. EFFR	2/13/2020	231,000	(847)	—	(847)
1.989%	U.S. EFFR	2/13/2020	231,000	(878)	—	(878)
U.S. EFFR	2.19%	3/29/2020	512,100	522	—	522
2.5935%	3-month USD-LIBOR	3/29/2020	515,500	(532)	—	(532)
2.577%	3-month USD-LIBOR	3/29/2020	512,100	(679)	—	(679)
U.S. EFFR	2.174%	4/4/2020	270,710	371	—	371
2.5725%	3-month USD-LIBOR	4/4/2020	270,707	(418)	—	(418)
U.S. EFFR	2.19%	4/6/2020	179,200	193	—	193
3-month USD-LIBOR	2.761%	4/27/2020	350,000	(604)	—	(604)
1.8005%	3-month USD-LIBOR	9/28/2020	168,000	(3,437)	—	(3,437)
3-month USD-LIBOR	1.217%	9/22/2021	250,000	12,254	—	12,254
3-month USD-LIBOR	1.225%	9/22/2021	250,000	12,190	—	12,190
3-month USD-LIBOR	1.196%	9/27/2021	90,000	4,491	—	4,491
3-month USD-LIBOR	2.01215%	2/2/2022	350,000	9,344	—	9,344
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	4,131	—	4,131
3-month USD-LIBOR	1.869%	4/19/2022	215,000	7,174	—	7,174
3-month USD-LIBOR	1.948%	7/28/2022	360,000	11,761	—	11,761
2.80%	3-month USD-LIBOR	9/2/2022	560,000	(720)	—	(720)
2.75%	3-month USD-LIBOR	9/2/2022	560,000	(1,236)	—	(1,236)
2.009%	3-month USD-LIBOR	10/4/2022	187,000	(5,929)	—	(5,929)
1.9855%	3-month USD-LIBOR	10/17/2022	102,500	(3,382)	—	(3,382)
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	(2,155)	—	(2,155)
U.S. Government Securities Fund — Page 7 of 11

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2018 (000)
2.08934%	3-month USD-LIBOR	11/17/2022	$146,900	$(4,304)	$—	$(4,304)
2.2025%	3-month USD-LIBOR	12/4/2022	71,000	(1,761)	—	(1,761)
3-month USD-LIBOR	2.2455%	12/21/2022	78,500	1,820	—	1,820
2.27403%	3-month USD-LIBOR	12/29/2022	220,000	(4,850)	—	(4,850)
3-month USD-LIBOR	2.6778%	2/12/2023	190,000	976	—	976
2.7435%	3-month USD-LIBOR	2/16/2023	155,000	(339)	—	(339)
3-month USD-LIBOR	2.8655%	4/23/2023	200,000	(654)	—	(654)
2.5815%	U.S. EFFR	5/25/2023	307,000	2,630	—	2,630
3-month USD-LIBOR	1.495%	11/10/2023	115,000	7,646	—	7,646
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	3,341	—	3,341
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	1,636	—	1,636
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	6,531	—	6,531
3-month USD-LIBOR	2.12813%	10/3/2024	225,000	9,048	—	9,048
3-month USD-LIBOR	2.4595%	1/12/2025	88,200	1,943	—	1,943
3-month USD-LIBOR	2.588%	1/26/2025	58,100	833	—	833
2.8775%	3-month USD-LIBOR	3/23/2025	113,000	396	—	396
3-month USD-LIBOR	2.469%	6/9/2025	23,000	526	—	526
3-month USD-LIBOR	1.7545%	2/5/2026	45,000	3,400	—	3,400
3-month USD-LIBOR	2.24%	12/5/2026	179,000	8,344	—	8,344
3-month USD-LIBOR	2.27%	12/5/2026	146,000	6,471	—	6,471
2.579%	3-month USD-LIBOR	3/14/2027	159,000	(3,419)	—	(3,419)
2.333%	3-month USD-LIBOR	3/29/2027	130,000	(5,349)	—	(5,349)
3-month USD-LIBOR	2.31934%	11/17/2027	77,600	3,564	—	3,564
3-month USD-LIBOR	2.31613%	11/17/2027	72,400	3,345	—	3,345
2.925%	3-month USD-LIBOR	2/1/2028	48,600	(54)	—	(54)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	(106)	—	(106)
2.908%	3-month USD-LIBOR	2/1/2028	60,700	(111)	—	(111)
2.92%	3-month USD-LIBOR	2/2/2028	45,900	(61)	—	(61)
U.S. EFFR	2.5065%	3/22/2028	48,300	(217)	—	(217)
U.S. EFFR	2.535%	3/23/2028	37,200	(260)	—	(260)
U.S. EFFR	2.471%	3/27/2028	45,200	(62)	—	(62)
U.S. EFFR	2.4575%	3/29/2028	53,479	(9)	—	(9)
U.S. EFFR	2.424%	3/30/2028	45,250	125	—	125
U.S. EFFR	2.412%	4/5/2028	20,571	79	—	79
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	(181)	—	(181)
3-month USD-LIBOR	3.005%	9/2/2030	124,000	(530)	—	(530)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	119	—	119
3-month USD-LIBOR	2.963%	2/1/2038	36,300	117	—	117
3-month USD-LIBOR	2.986%	2/1/2038	29,200	48	—	48
3-month USD-LIBOR	2.967%	2/2/2038	28,200	83	—	83
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(1,242)	—	(1,242)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(1,746)	—	(1,746)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	1,542	—	1,542
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	842	—	842
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	2,806	—	2,806
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	1,344	—	1,344
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	1,416	—	1,416
U.S. EFFR	2.166%	10/23/2047	35,000	1,882	—	1,882
U.S. EFFR	2.172%	11/8/2047	15,000	789	—	789
U.S. EFFR	2.145%	11/9/2047	47,500	2,767	—	2,767
U.S. EFFR	2.153%	11/10/2047	47,500	2,687	—	2,687
U.S. EFFR	2.155%	11/10/2047	26,680	1,498	—	1,498
U.S. EFFR	2.17%	11/13/2047	48,320	2,562	—	2,562
U.S. Government Securities Fund — Page 8 of 11

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2018 (000)
2.964%	3-month USD-LIBOR	2/12/2048	$34,100	$440	$—	$440
U.S. EFFR	2.5635%	2/12/2048	81,502	(2,418)	—	(2,418)
3-month USD-LIBOR	2.96%	2/15/2048	17,400	(211)	—	(211)
3-month USD-LIBOR	2.9825%	2/20/2048	35,000	(590)	—	(590)
2.98%	3-month USD-LIBOR	3/15/2048	5,000	83	—	83
2.9625%	3-month USD-LIBOR	3/15/2048	5,000	64	—	64
U.S. EFFR	2.4615%	3/15/2048	5,000	(40)	—	(40)
U.S. EFFR	2.485%	3/15/2048	5,000	(65)	—	(65)
2.917%	3-month USD-LIBOR	3/16/2048	10,000	34	—	34
U.S. EFFR	2.425%	3/16/2048	10,000	(3)	—	(3)
U.S. EFFR	2.505%	3/22/2048	16,600	(286)	—	(286)
U.S. EFFR	2.51375%	3/22/2048	18,400	(352)	—	(352)
3-month USD-LIBOR	3.006%	3/23/2048	42,021	(926)	—	(926)
3-month USD-LIBOR	2.848%	4/3/2048	50,000	560	—	560
3-month USD-LIBOR	2.8245%	4/4/2048	42,800	691	—	691
3-month USD-LIBOR	3.016%	5/9/2048	15,279	(369)	—	(369)
3-month USD-LIBOR	3.003%	5/9/2048	30,700	(657)	—	(657)
3.06%	3-month USD-LIBOR	5/11/2048	15,400	515	—	515
3.04%	3-month USD-LIBOR	5/14/2048	16,179	473	—	473
3.029%	3-month USD-LIBOR	5/14/2048	14,400	388	—	388
U.S. EFFR	2.625%	5/25/2048	69,000	(2,967)	—	(2,967)
U.S. EFFR	2.445%	6/4/2048	25,700	(121)	—	(121)
					$—	$91,299

[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $196,461,000, which represented 1.68% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,699,000, which represented .17% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
U.S. Government Securities Fund — Page 9 of 11

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $9,515,001,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps were $44,448,426,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
U.S. Government Securities Fund — Page 10 of 11

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,534,989	$—	$8,534,989
Mortgage-backed obligations	—	2,568,482	—	2,568,482
Federal agency bonds & notes	—	215,900	—	215,900
Short-term securities	—	1,735,337	—	1,735,337
Total	$—	$13,054,708	$—	$13,054,708

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$59,221	$—	$—	$59,221
Unrealized appreciation on interest rate swaps	—	160,683	—	160,683
Liabilities:
Unrealized appreciation on futures contracts	—	—	—	—
Unrealized depreciation on interest rate swaps	—	(69,384)	—	(69,384)
Total	$59,221	$91,299	$—	$150,520
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-022-0718O-S66056	U.S. Government Securities Fund — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: July 27, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 27, 2018